SECURITIES AVAILABLE FOR SALE (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities with unrealized losses
Less than 12 Months, Fair Value	$ 64,224,293	$ 151,617,699
Less than 12 Months, Unrealized Loss	(775,084)	(8,244,315)
12 Months or More, Fair Value	73,550,973	10,996,617
12 Months or More, Unrealized Loss	(1,554,690)	(1,250,503)
Total, Fair Value	137,775,266	162,614,316
Total, Unrealized Loss	(2,329,774)	(9,494,818)
U.S. government agencies
Securities with unrealized losses
Less than 12 Months, Fair Value	12,527,691	57,203,132
Less than 12 Months, Unrealized Loss	(176,585)	(3,812,603)
12 Months or More, Fair Value	45,066,658	8,117,270
12 Months or More, Unrealized Loss	(960,155)	(882,730)
Total, Fair Value	57,594,349	65,320,402
Total, Unrealized Loss	(1,136,740)	(4,695,333)
Number of securities having unrealized losses	25
Aggregate depreciation from amortized cost (as a percent)	1.90%
States and political subdivisions
Securities with unrealized losses
Less than 12 Months, Fair Value	5,011,681	32,288,713
Less than 12 Months, Unrealized Loss	(26,826)	(2,105,793)
12 Months or More, Fair Value	9,737,756	2,879,347
12 Months or More, Unrealized Loss	(247,942)	(367,773)
Total, Fair Value	14,749,437	35,168,060
Total, Unrealized Loss	(274,768)	(2,473,566)
Number of securities having unrealized losses	27
Aggregate depreciation from amortized cost (as a percent)	1.80%
Mortgage-backed - residential
Securities with unrealized losses
Less than 12 Months, Fair Value	46,684,921	62,125,854
Less than 12 Months, Unrealized Loss	(571,673)	(2,325,919)
12 Months or More, Fair Value	18,746,559
12 Months or More, Unrealized Loss	(346,593)
Total, Fair Value	65,431,480	62,125,854
Total, Unrealized Loss	$ (918,266)	$ (2,325,919)
Number of securities having unrealized losses	31
Aggregate depreciation from amortized cost (as a percent)	1.30%